INTANGIBLE ASSETS - Disclosure of Reconciliation of Changes in Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	$ 14,806
Intangible assets, Ending Balance	24,048	$ 14,806
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	17,128	12,874
Additions	542	322
Acquisitions through business combinations	10,581	4,536
Dispositions	(15)	(155)
Assets reclassified as held for sale	159
Foreign currency translation	(293)	(449)
Intangible assets, Ending Balance	27,784	17,128
Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(2,322)	(1,613)
Amortization and impairment expense	(1,503)	(841)
Dispositions	7	73
Assets reclassified as held for sale	(29)
Foreign currency translation	53	59
Intangible assets, Ending Balance	(3,736)	(2,322)
Water and sewage concession agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,817
Intangible assets, Ending Balance	2,095	1,817
Water and sewage concession agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,054	2,035
Additions	256	165
Acquisitions through business combinations	0	0
Dispositions	(1)	0
Assets reclassified as held for sale	19
Foreign currency translation	142	(146)
Intangible assets, Ending Balance	2,432	2,054
Water and sewage concession agreements | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(237)	(181)
Amortization and impairment expense	(96)	(71)
Dispositions	2	0
Assets reclassified as held for sale	(10)
Foreign currency translation	(16)	15
Intangible assets, Ending Balance	(337)	(237)
Customer relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	7,526
Intangible assets, Ending Balance	13,802	7,526
Customer relationships | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	8,619	5,842
Additions	0	0
Acquisitions through business combinations	7,495	3,028
Dispositions	0	(64)
Assets reclassified as held for sale	140
Foreign currency translation	(256)	(187)
Intangible assets, Ending Balance	15,718	8,619
Customer relationships | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(1,093)	(748)
Amortization and impairment expense	(879)	(420)
Dispositions	0	25
Assets reclassified as held for sale	(19)
Foreign currency translation	37	50
Intangible assets, Ending Balance	(1,916)	(1,093)
Computer software and proprietary technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	2,955
Intangible assets, Ending Balance	3,655	2,955
Computer software and proprietary technology | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	3,689	3,058
Additions	204	103
Acquisitions through business combinations	952	588
Dispositions	(5)	(66)
Assets reclassified as held for sale	0
Foreign currency translation	(86)	6
Intangible assets, Ending Balance	4,754	3,689
Computer software and proprietary technology | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(734)	(497)
Amortization and impairment expense	(375)	(241)
Dispositions	4	1
Assets reclassified as held for sale	0
Foreign currency translation	6	3
Intangible assets, Ending Balance	(1,099)	(734)
Brand and trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,912
Intangible assets, Ending Balance	3,265	1,912
Indefinite life intangible assets	2,425	1,470
Brand and trademarks | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	1,979	1,181
Additions	4	4
Acquisitions through business combinations	1,445	916
Dispositions	0	(23)
Assets reclassified as held for sale	0
Foreign currency translation	(41)	(99)
Intangible assets, Ending Balance	3,387	1,979
Brand and trademarks | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(67)	(79)
Amortization and impairment expense	(68)	(30)
Dispositions	0	47
Assets reclassified as held for sale	0
Foreign currency translation	13	(5)
Intangible assets, Ending Balance	(122)	(67)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	596
Intangible assets, Ending Balance	1,231	596
Other | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	787	758
Additions	78	50
Acquisitions through business combinations	689	4
Dispositions	(9)	(2)
Assets reclassified as held for sale	0
Foreign currency translation	(52)	(23)
Intangible assets, Ending Balance	1,493	787
Other | Accumulated amortization and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, Beginning Balance	(191)	(108)
Amortization and impairment expense	(85)	(79)
Dispositions	1	0
Assets reclassified as held for sale	0
Foreign currency translation	13	(4)
Intangible assets, Ending Balance	$ (262)	$ (191)